Proposed Business Combination (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Nov. 21, 2024
Proposed Business Combination [Line Items]
Purchase shares	$ 15,300,000	$ 15,300,000
Aggregate amount payable	14,100,000	14,100,000
Loan			$ 350,000
Amount of additional funds	4,000,000
Top of Range [Member]
Proposed Business Combination [Line Items]
Amount of additional funds	10,000,000	10,000,000
Debt financing	5,000,000	5,000,000
Debt or equity financing to raise	5,000,000	5,000,000
Bottom of Range [Member]
Proposed Business Combination [Line Items]
Amount of additional funds		4,000,000
Debt financing	2,000,000	2,000,000
Debt or equity financing to raise	2,000,000	2,000,000
First Towers & Fiber Corp., [Member]
Proposed Business Combination [Line Items]
Advance loan	1,000,000	1,000,000
Loan	$ 350,000	$ 350,000